Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	PRICE T ROWE GROUP INC
Entity Central Index Key	0001113169
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	000-32191
Entity Tax Identification Number	52-2264646
Entity Address, Address Line One	1307 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	410
Local Phone Number	345-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.20
Trading Symbol	TROW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false